Commitments - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments
Contracted but not provided for assets	¥ 10,079	¥ 106
Property, plant and equipment
Commitments
Contracted but not provided for assets	19	¥ 106
Investments
Commitments
Contracted but not provided for assets	¥ 10,060